Summary of Significant Accounting Policies (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting [Policy Text Block]	Basis of accounting The accompanying financial statements have been prepared using the accrual basis of accounting.
EBP, Expense [Policy Text Block]

Administrative expenses, net

The Plan’s expenses are paid by either the Plan or the Company, as provided by the Plan document. Expenses that are paid directly by the Company are excluded from these financial statements. Certain expenses incurred in connection with the general administration of the Plan that are paid by the Plan are recorded as deductions in the accompanying statement of changes in net asset available for benefits. In addition, certain investment related expenses are included in net appreciation (depreciation) of fair value of investments presented in the accompanying statement of changes in net assets available for benefits.

EBP, Investment [Policy Text Block]

Valuation of investments and income (loss) recognition

As of December 31, 2025 and 2024, the Plan’s investments, including the investment in the Master Trust, are reported at fair value. The fair value of the Master Trust has been determined based on the fair value of the underlying investments of the Master Trust. Fair value is the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.

A three-level hierarchy is used to disclose assets and liabilities measured at fair value. Assets and liabilities are classified in their entirety based on the lowest level of input significant to the fair value measurement.

The three levels are defined as follows:

  Level 1 – Observable inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities.

  Level 2 – Observable inputs based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, or inputs derived from or corroborated by observable market data by correlation or other means.

  Level 3 – Unobservable inputs that reflect an entity’s own assumptions about what inputs a market participant would use in pricing the asset or liability based on the best information available in the circumstances.

The following describes the valuation methods and assumptions used by the Plan to estimate the fair values of the investments held by the Plan. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Common Stock:

Nutrien common stock is valued at the closing price reported on the active market on which the individual securities are traded.

Common Collective Trusts:

As a practical expedient, the fair value of the trusts is based on the net asset value (“NAV”) of units held by the Plan on the last business day of the year, as determined by the issuers of the trusts based on the fair value of the underlying investments. These trusts share the common goal of growth and preservation of principal. They indirectly invests in a mix of US and international common stocks, and fixed income securities through holdings in various mutual funds. There are currently no redemption restrictions or unfunded commitments on these investments. Redemption is permitted daily with no restrictions or notice periods and there are no unfunded commitments.

Stable Value Funds:

The Plan invests in stable value funds through common collective trusts. As a practical expedient, the fair value of these investments is based on the NAV of units held by the Plan on the last business day of the year. These funds invest in fixed income instruments and are intended to provide for participant-initiated transactions. Redemption is generally permitted daily; however, certain restrictions or conditions may apply in accordance with the terms of the underlying agreements. There are no unfunded commitments.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net realized and unrealized appreciation (depreciation) in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Management fees and operating expenses charged to the Plan for investments in the common collective trusts, mutual funds and pooled investment stable value fund are deducted from income earned on a daily basis and are not separately charged to an expense. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.

EBP, Payment to Participant [Policy Text Block]

Distributions

Distributions are recorded when paid. There were no amounts allocated to accounts of participants who had elected to withdraw from the Plan but had not yet been paid at December 31, 2025 and 2024.

EBP, Use of Estimate [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in net assets during the reporting period. Actual results could differ from those estimates.

EBP, Contributions [Policy Text Block]	Contributions Contributions from the Plan participants and the matching contributions from the employer are recorded in the year in which the employee contributions are withheld from compensation.
EBP, Note Receivable from Participant [Policy Text Block]	Notes receivable from participants Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.